Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Ceding commission expense	$84.2	$56.3	$225.3	$107.4
Profit commission expense	13.1	14.3	23.7	40.0
Total commissions	$97.3	$70.6	$249.0	$147.4